UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

110 Sixteenth Street, Suite 1400, Denver, Colorado, 80202
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2010

Date of reporting period: 07/01/2009 - 06/30/2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant´s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote (Yes or No)	How Cast its Vote (Yes, No or Abstain)	Cast its Vote For or Against Management
Network Appliance, Inc.	NTAP 64100D104	10/14/2009	1. Directors Recommend
2. To approve amendment to the 1999 stock option plan to modify the number of shares of company common stock.
3. To approve an amendment to the automatic option grant program contained in the 1999 stock option plan.
4. To approve an amendment to the company´s employee stock purchase plan.
5. To approve an amendment and restatement of the executive compensation plan to provide the plan administrator with discretion to determine the length of any performance period under the compensation plan and to limit the maximum award.
			6. To ratify the appointment of Deloitte & Touche LLP as independent auditors.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For For For For
Cisco Systems, Inc.	CSCO 17275R102	11/12/2009	1. Directors Recommend
2. To approve the amendment and restatement of the 2005 stock incentive plan.
3. To approve the amendment and restatement of the employee stock purchase plan.
4.To ratify the appointment of PricewaterhouseCoopers LLP as the company´s independent registered public accounting firm.
5. Proposal submitted by a shareholder to amend the Cisco´s bylaws to establish a board committee on human rights.
6. Proposal submitted by a shareholder requesting that the board to adopt a policy that shareholders be provided the opportunity, to vote and to ratify in the proxy statement for the annual meeting
			7. Proposal submitted by a shareholder requesting that the board to publish a report to shareholders within six moths providing a summarized listing and assessment of concrete steps Cisco could reasonable take to reduce the likelihood that its business practices might enable or encourage the violation of human rights.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For Against Against Against	For For For For For For For
Walgreen Co.	WAG 931422109	1/13/2010	1. Directors Recommend
2. Ratify the appointment of Deloitte & Touche LLP as Co´s independent registered public accounting firm.
3. Amend and restate the Co´s executive stock option plan.
4. Shareholder proposal on a policy to change each voting requirement in Co´s charter and by-laws to simple majority vote.
5. Shareholder proposal on a policy that significant portion of future stock option grants to senior executives should be performance-based.
			6. Shareholder proposal on a written report on charitable donations.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For Against Against Against	For For For For For For
Fair Isaac Corporation	FIC 303250104	02/02/2010	1. Directors Recommend
2.To approve an amendment to the Co´s restated certificated of incorporation to eliminate cumulative voting in the election of directors.
3. To approve an amendment to the Co´s bylaws to change the standard for the election of directors in uncontested elections.
			4. To ratify the appointment of Deloitte & Touche LLP as independent auditors.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Hewlett-Packard	HPQ 428236103	03/17/2010	1. Election of Directors
2. To ratify the appointment of the independent registered public accounting firm for the fiscal year ending October 31, 2010
3. To approve the amended and restated HPQ Company 2004 stock incentive plan.
			4. To conduct an annual advisory vote on executive compensation.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
General Electric Company	GE 369604103	04/28/2010	A. Election of Directors
B. Ratification of KPMG
C1. Cumulative voting
C2. Special shareowner meetings.
C3. Independent board chairman
C4. Pay disparity
C5. Key board committee.
			C6. Advisory vote on executive compensation	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes	For For Against Against Against Against Against Against	For For For For For For For For
EMC Corporation	EMC 268648102	4/29/2010	1. Election of Directors
2. To ratify the selection by the audit committee of Pricewaterhousecoopers LLP as independent auditors.
3. To act upon a shareholder proposal relating to special shareholder meetings.
			4. To act upon a shareholder proposal relating to an advisory vote on executive compensation	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For Against Against	For For For For
The Middleby Corporation	MIDD 596278101	5/04/2010	1. Election of Directors 2. Ratification of selection of Deloitte & Touche LLP as independent auditor for fiscal year ended January 1, 2011	Issuer Issuer	Yes Yes	For For	For For
Kansas City Southern	KSU 485170302	5/06/2010	1. Election of Directors 2. Ratification of the audit committee´s selection of KPMG LLP as our independent registered public accounting firm for 2010.	Issuer Issuer	Yes Yes	For For	For For
AOL Inc.	AOL 00184X105	4/29/2010	1. Election of Directors
2. Ratification of appointment of Ernst & Young LLP as our independent auditors of 2010
3. Approval of amended and restated AOL Inc.. 2010 stock incentive plan.
			4. Approval of amended and restated AOL Inc. annual incentive plan for executive offices.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Amgen Inc.	AMGN 31162100	05/12/2010	1. Election of Directors 2. To ratify the selection of Ernst & Young LLP as the company´s independent registered public accountants. 3A. Stockholder proposal #1 3B. Stockholder proposal # 2	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For Against Against	For For For For
Central European Distribution Corp.	CEDC 153435102	04/29/2010	1. Election of Directors
2. Ratification of appointment of PricewaterhouseCoopers as the Company´s independent auditors
			3. To amend the Company´s certificate of incorporation to increase the number of authorized shares of common stock.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Flowserve Corporation	FLS 34354P105	5/14/2010	1. Election of Directors 2. Ratification of appointment of PricewaterhouseCoopers as the Company´s independent registered public accounting firm.	Issuer Issuer	Yes Yes	For For	For For
AXA Financial	AXA 54536107	04/29/2010	1. Approval of the Co´s financial statements for 2009 - parent only
2. Approval of the consolidated financial statements for 2009
3. Earnings appropriation and declaration of a dividend of 0.55 per share
4. Approval of the statutory auditors´ special report on regulated agreement.
5. to 7. Approval of commitments referred to in articled L.225-90-1 of the French commercial code.
8. Re- Appointment of Mr. Norbert Dentressangle to the supervisory board
9. Re-Appointment of Mazars as incumbent statutory auditor.
10. Appointment of Mr. Jean-Brice De Turkheim as alternate statutory auditor.
11. to 14. Authorization granted to the management board in order to get different plans.
15. Change in the governance structure of the company, amendments of the bylaws, and so on in favor of the board of directors.
16. Additional amendments to the bylaws.
17. to 36. Appointments of board of directors.
37. Setting of the annual amount of directors´ fees allocated the members of the board of directors.
			38. Authorization to comply with all formal requirements in connection with this meeting.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	Abstain Abstain Abstain Abstain Abstain For For For For For For For For For	Against Against Against Against Against For For For For For For For For For
Intel Corp.	INTC 458140100	05/19/2010	1. Election of Directors 2. Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm 3. Advisory vote on executive compensation	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Chemed Corporation	CHE 16359R103	5/17/2010	1. Election of Directors
2. Approval and adoption of the 2010 stock incentive plan.
			3. Ratification of appointment of PricewaterhouseCoopers as the Company´s independent registered public accounting firm.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Cephalon, Inc.	CEPH 156708109	05/20/2010	1. Election of Directors
2. Approval of amendment to the 2004 equity compensation plan ncreasing the number of shares authorized for issuance.
3. Approval of Cephalon, Inc.´s 2010 employee stock purchase plan.
			4. Ratification of appointment of Pricewaterhousecoopers LLP as independent registered public accountants.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Time Warner Inc.	TWX 887317303	05/21/2010	1. Election of Directors
2. Ratification of appointment of independent auditors
3. Company proposal to approve the Time Warner Inc. stock incentive plan.
4. Company proposal to approve an amendment to the company´s by-laws.
5. Stockholder proposal regarding simple majority vote.
6. Stockholder proposal regarding equity retention policy.
			7. Stockholder proposal regarding advisory resolution to ratify compensation of named executive officers	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For Against Against Against	For For For For For For For
Time Warner Cable Inc.	TWC 88732J207	05/24/2010	1. Election of Directors 2. Ratification of auditors	Issuer Issuer	Yes Yes	For For	For For
Jetblue AirAirways Corporation	JBLU 477143101	05/20/2010	1. Election of Directors
2. Ratification of the appointment of Ernst & Young, LLP as the company´s independent registered public accounting firm.
			3. Approval of a proposal to amend the company´s amended and restated certificate of incorporation to increase the number of shares of common stock.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Teradyne, Inc.	TER 880770102	05/28/2010	1. Election of Directors 2. To ratify the selection of Pricewaterhousecoopers LLP as independent auditors	Issuer Issuer	Yes Yes	For For	For For
Scientific Games Corporation	SGMS 80874P109	6/8/2010	1. Election of Directors 2. To ratify the appointment of Deloitte & Touche LLP as independent auditor.	Issuer Issuer	Yes Yes	For For	For For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund, Inc.

By: /s/ Robert Brody
Robert Brody
President
Date: 07/23/2010